Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Goodwill

The following table presents goodwill for the years ended December 31, 2017 and 2016:

	2017	2016
Cost:
Balance at January 1,	17,165	18,633
Acquisitions	125	65
Transfer to assets held for sale	-	(1,053)
Translation and other, net	529	(480)
Balance at December 31,	17,819	17,165

Accumulated impairment:
Balance at January 1,	(2,680)	(2,755)
Translation	(97)	75
Balance at December 31,	(2,777)	(2,680)

Carrying amount at December 31:	15,042	14,485

Summary of Carrying Amount of Goodwill by Cash Generating Unit

The following table shows the carrying amount of goodwill by CGU:

	December 31,
Cash-Generating Unit	2017	2016
Financial & Risk	10,127	9,592
Legal	3,612	3,539
Tax & Accounting	1,303	1,354
Total goodwill	15,042	14,485

Impairment Test of Goodwill- Key Assumptions

The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate(1)	Discount Rate	Tax Rate
Financial & Risk	3.0%	8.3%	28.0%
Legal	2.5%	7.4%	36.6%
Tax & Accounting	3.0%	9.0%	38.0%

(1)  The perpetual growth rate is applied to the final year of cash flow projections.